Income Taxes - Components of Net Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic			$ (159,429)	$ (139,568)	$ (118,331)
Foreign			0	0	(2,256)
Loss before income taxes	$ (61,833)	$ (35,304)	$ (159,429)	$ (139,568)	$ (120,587)